FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Currency Risk Fluctuations (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2026 GBP (£) shares	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2026 USD ($) shares
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 444			$ 319
Foreign currency rate (in shares) | shares	0.7174	0.7174	0.7174	0.7174
Impact of 10% change in exchange rate				$ 32
CAD | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 1,889
CAD | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	25
CAD | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ (1,470)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities		£ 330		$ 436
Foreign currency rate (in shares) | shares	1.3221	1.3221	1.3221	1.3221
Impact of 10% change in exchange rate				$ 44
GBP | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ 559
GBP | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		0
GBP | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ (229)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities			€ 51	$ 59
Foreign currency rate (in shares) | shares	1.1483	1.1483	1.1483	1.1483
Impact of 10% change in exchange rate				$ 6
EUR | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 228
EUR | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			0
EUR | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ (177)